Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions		3 Months Ended
		Jul. 31, 2024	Apr. 30, 2024		Oct. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		$ 1,801
Gains/(losses) recorded in income		25
Gains/(losses) recorded in OCI		(1)
Purchases/ Issuances		92
Sales/ Settlements		(37)
Transfers into/out of Level 3		25
Fair value, ending balance		1,905	$ 1,801
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	25
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		6
Transfers into/out of Level 3		30
Fair value, ending balance		35
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Obligations related to securities sold short [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance					$ (1)
Sales/ Settlements					1
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		12	5		1
Gains/(losses) recorded in income	[2]		(1)
Purchases/ Issuances		38	1		1
Sales/ Settlements		(1)	(1)
Transfers into/out of Level 3		(1)	8		18
Fair value, ending balance		48	12		20
Trading assets [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		8
Transfers into/out of Level 3		4
Fair value, ending balance		12
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		4
Purchases/ Issuances		3
Sales/ Settlements		(1)
Transfers into/out of Level 3		2
Fair value, ending balance		8	4
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		8
Purchases/ Issuances		27
Transfers into/out of Level 3		(7)
Fair value, ending balance		28	8
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,789	1,832		1,807
Gains/(losses) recorded in income		26	60	[2]	(11)	[2]
Gains/(losses) recorded in OCI		(1)	(103)		3
Purchases/ Issuances		48	58		84
Sales/ Settlements		(36)	(57)		(29)
Transfers into/out of Level 3		(4)	(1)		(105)
Fair value, ending balance		1,822	1,789		1,749
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	26
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		42
Gains/(losses) recorded in OCI		3
Transfers into/out of Level 3		(7)
Fair value, ending balance		38	42
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		1,747
Gains/(losses) recorded in income		26
Gains/(losses) recorded in OCI		(4)
Purchases/ Issuances		48
Sales/ Settlements		(36)
Transfers into/out of Level 3		3
Fair value, ending balance		1,784	1,747
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	26
Derivative financial assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Purchases/ Issuances		8
Fair value, ending balance		8
Derivative financial assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		14
Gains/(losses) recorded in income		(1)
Purchases/ Issuances		1
Transfers into/out of Level 3		27
Fair value, ending balance		41	14
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	(1)
Derivative financial assets [member] | Credit contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		2
Gains/(losses) recorded in income		(1)
Transfers into/out of Level 3		12
Fair value, ending balance		13	2
Change in unrealized gains/(losses)recorded in income for instruments still held	[1]	(1)
Derivative financial assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		6
Fair value, ending balance		6	6
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance			22		18
Gains/(losses) recorded in income	[2]		(10)		(6)
Purchases/ Issuances			1		2
Sales/ Settlements			1
Transfers into/out of Level 3			(14)		1
Fair value, ending balance					$ 15
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(12)
Gains/(losses) recorded in income		1
Purchases/ Issuances		(3)
Transfers into/out of Level 3		(9)
Fair value, ending balance		(23)	(12)
Change in unrealized gains/(losses)recorded in income for instruments still held	[1],[3]	1
Credit contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(1)
Fair value, ending balance		(1)	(1)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance		(9)
Fair value, ending balance		$ (9)	$ (9)

[1]	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
[2]	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
[3]	Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.